Dividends paid and proposed - Schedule of Dividends Proposed (Parenthetical) (Detail) - € / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A Shares [Member]
Disclosure Of Dividends Proposed [Line Items]
Disclosure Of dividends proposed	€ 0.25	€ 0.25
Class B Shares [Member]
Disclosure Of Dividends Proposed [Line Items]
Disclosure Of dividends proposed	€ 0.1	€ 0.1